Intangible Assets	12 Months Ended
Dec. 31, 2024
Parent Company | Reportable Legal Entities
Intangible Assets
Intangible Assets

5 – Intangible Assets

(DKK million)	Licenses and Patents	Technology Platform	Acquired IPR&D	Total Intangible Assets

2024
Cost at the beginning of the year	1,093	-	-	1,093
Additions during the year	244	1,237	11,789	13,270
Cost at the end of the year	1,337	1,237	11,789	14,363
Amortization and impairment losses at the beginning of the year	715	-	-	715
Amortization for the year	33	3	-	36
Impairment losses for the year	243	-	-	243
Amortization and impairment losses at the end of the year	991	3	-	994
Carrying amount at the end of the year	346	1,234	11,789	13,369

2023
Cost at the beginning of the year	1,011	-	-	1,011
Additions during the year	82	-	-	82
Cost at the end of the year	1,093	-	-	1,093
Amortization and impairment losses at the beginning of the year	654	-	-	654
Amortization for the year	61	-	-	61
Amortization and impairment losses at the end of the year	715	-	-	715
Carrying amount at the end of the year	378	-	-	378

Parent Company intangible assets include IPR&D, a technology platform asset and licenses and rights primarily to gain access to targets and technologies identified by third parties as well as subsidiaries.

Refer to Note 3.1 in the consolidated financial statements for additional information regarding intangible assets of the Group. Refer to Note 17 in the parent financial statements for additional information regarding the intangible assets and goodwill acquired through the ProfoundBio acquisition.

Intangible Assets

The increase in the gross carrying value of intangible assets during 2024 was primarily due to the addition of approximately DKK 11,789 million of IPR&D and DKK 1,237 million of a technology platform asset from the ProfoundBio acquisition. The technology platform asset is being amortized over its estimated useful life of 15 years. These intellectual property rights were transferred from ProfoundBio US to Genmab A/S during the fourth quarter of 2024.

Impairment expenses related to licenses and patents were DKK 243 million in 2024 and were not material in 2023. Impairment expenses were recorded in Research and development expenses in the Parent Company Income Statements.

Amortization expense was DKK 36 million and DKK 61 million for 2024 and 2023, respectively, which was recorded in Research and development expenses in the Income Statements of the Parent Company.